Summary of Significant Accounting Policies - Schedule of Property and Equipment Net (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Computers
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives		5 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives		7 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives	Shorter of estimated useful life of asset or remaining lease term